Commitments and contingencies (Detail) € in Millions, £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)
Commitments and contingencies.
Possible fines, Percent	4.00%	4.00%	4.00%	4.00%
Possible fines, Amount	€ 20	£ 17.5	€ 20	£ 17.5